As filed with the Securities and Exchange Commission on July 18, 2017
File No. 333-178600
File No. 811-22648

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
PRE-EFFECTIVE AMENDMENT NO.	[ ]
POST-EFFECTIVE AMENDMENT NO. 18	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
AMENDMENT NO. 21	[X]

ASPIRIANT TRUST
(Exact Name of Registrant As Specified in Charter)

11100 Santa Monica Boulevard
Suite 600
Los Angeles, California 90025
(Address of Principal Executive Offices, Zip Code)

(310) 806-4000
(Registrant’s Telephone Number, including Area Code)

Robert J. Francais
Aspiriant Trust
11100 Santa Monica Boulevard
Suite 600
Los Angeles, California 90025
(Name and Address of Agent for Service)

Copy to:
W. John McGuire
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

It is proposed that this filling will become effective (check the appropriate box):

[	]	on (date) pursuant to paragraph (b)
[	]	on (date) pursuant to paragraph (a)(1)
[	]	on (date) pursuant to paragraph (a)(2) of Rule 485.
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”), and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and the State of California, on the 18th day of July, 2017.

ASPIRIANT TRUST

/s/ Robert J. Francais
By:	Robert J. Francais President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

Signature	Title	Date

/s/ Bob Wagman*	Trustee	July 18, 2017
Bob Wagman

/s/ Michael D. LeRoy*	Trustee	July 18, 2017
Michael D. LeRoy

/s/ Robert D. Taylor*	Trustee	July 18, 2017
Robert D. Taylor

/s/ Robert J. Francais	President	July 18, 2017
Robert J. Francais

/s/ Douglas S. Hendrickson	Treasurer	July 18, 2017
Douglas S. Hendrickson

*By: /s/ Robert J. Francais
Robert J. Francais * Attorney-in-Fact pursuant to power of attorney.

EXHIBITS LIST

Exhibit Name	Exhibit Number
XBRL Instance Document	EX-101.INS
XBRL Taxonomy Extension Schema Document	EX-101.SCH
XBRL Taxonomy Extension Calculation Linkbase	EX-101.CAL
XBRL Taxonomy Extension Definition Linkbase	EX-101.DEF
XBRL Taxonomy Extension Labels Linkbase	EX-101.LAB
XBRL Taxonomy Extension Presentation Linkbase	EX-101.PRE